Selected Quarterly Financial Data	12 Months Ended
Jan. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data

21.    Selected Quarterly Financial Data (Unaudited)

Revenue and purchased transportation costs for the first, second and third quarters of fiscal 2013 in the table below have been corrected for a classification error occurring in the Company’s China forwarding business. The effect of the error resulted in increased revenues and purchased transportation costs related to the Ocean freight forwarding product segment, of $20,374, $27,142, and $27,813 for each of the first, second and third quarter of fiscal 2013, respectively, from the amounts previously reported by the company in each of those quarterly periods. The fiscal 2012 quarters were not impacted. These corrections did not impact reported operating income, net income, net income per share, or balance sheet information in the consolidated financial statements, and were determined to be immaterial.

For the fiscal years ended January 31,	First	Second	Third	Fourth	Total
Revenues:
2013 (as presented)	$1,148,283	$1,155,788	$1,128,866	$1,099,255	$4,532,192
2013 (as corrected)	1,168,657	1,182,930	1,156,679	1,099,255	4,607,521
2012	1,198,705	1,297,358	1,264,536	1,153,622	4,914,221
Purchased transportation costs:
2013 (as presented)	742,516	749,717	725,264	728,162	2,945,659
2013 (as corrected)	762,890	776,859	753,077	728,162	3,020,988
2012	788,128	853,962	821,161	747,101	3,210,352
Operating income/(loss):
2013(1):	23,540	33,030	22,680	(107,545)	(28,295)
2012	18,793	39,741	48,281	21,855	128,670
Provision for income taxes:
2013(1):	6,474	10,047	7,378	27,992	51,891
2012	4,235	11,259	13,971	6,185	35,650
Net income/(loss) attributable to UTi Worldwide Inc.:
2013(1)(2):	12,886	18,883	10,548	(142,823)	(100,506)
2012	8,743	22,873	28,536	12,381	72,533
Basic earnings/(loss) per share(3):
2013(1)(2):	0.13	0.18	0.10	(1.38)	(0.97)

2012	0.09	0.22	0.28	0.12	0.71

Diluted earnings/(loss) per share:
2013(1)(2):	0.12	0.18	0.10	(1.38)	(0.97)

2012	0.08	0.22	0.28	0.12	0.70

Other comprehensive (loss)/income attributable to UTi Worldwide Inc.:
2013	(68)	(24,856)	(2,152)	(9,289)	(36,365)
2012	42,995	(9,369)	(42,842)	(11,651)	(20,867)

(1)	Amounts in the fourth quarter of fiscal 2013 include goodwill and intangible asset impairments. Refer to Note 7, “Goodwill and Other Intangible Assets” in the consolidated financial statements.

(2)	Amounts in the fourth quarter of fiscal 2013 include valuation allowances for deferred tax assets of $3,177.

(3)	The basic earnings per share amounts for the quarters do not add to the total fiscal year ended January 31, 2013 amount due to the effects of rounding.